BLACKROCK MUNIHOLDINGS INVESTMENT QUALITY FUND
(THE “FUND”)
SERIES W-7

VARIABLE RATE DEMAND PREFERRED SHARES (“VRDP SHARES”)

CUSIP No. 09254P702*

Amendment to Notice of Special Rate Period

March 2, 2021

BlackRock MuniHoldings Investment Quality Fund

100 Bellevue Parkway

Wilmington, Delaware 19809

To:  Addressees listed on Schedule 1 hereto

In accordance with the Fund’s Certificate of Designation Establishing and Fixing the Rights and Preferences of Variable Rate Demand Preferred Shares, dated June 28, 2011 (the “Certificate of Designation”), the Fund hereby notifies the Liquidity Provider, the Remarketing Agent and the Holders of the VRDP Shares that the last day of the Special Rate Period has been extended from April 15, 2021 to April 15, 2022 in accordance with the terms of the Notice of Special Rate Period, dated April 17, 2014 (the “Notice of Special Rate Period”).

The last day of the Special Rate Period shall be April 15, 2022, or such later date as the Special Rate Period may be extended pursuant to the terms of the Notice of Special Rate Period.

As of April 15, 2021, the definition of “Ratings Spread” in the Notice of Special Rate Period is hereby deleted in its entirety and replaced with the following:

“Ratings Spread” means, with respect to an SRP Calculation Period, the percentage per annum set forth below opposite the highest applicable credit rating assigned to the VRDP Shares, unless the lowest applicable rating is below A3/A-, in which case the Ratings Spread shall mean the percentage per annum set forth below opposite the lowest applicable credit rating assigned to the VRDP Shares by Moody’s, Fitch or any Other Rating Agency, in each case rating the VRDP Shares at the request of the Fund, on the SRP Calculation Date for such SRP Calculation Period:

Moody’s/Fitch	Percentage
Aa2/AA to Aaa/AAA	0.85%
Aa3/AA-	0.94%
A3/A- to A1/A+	2.00%
Baa3/BBB- to Baa1/BBB+	3.00%
Non-investment grade or Unrated	4.00%

* NOTE: Neither the Fund nor the Tender and Paying Agent shall be responsible for the selection or use of the CUSIP Numbers selected, nor is any representation made as to its correctness indicated in any notice or as printed on any VRDP Share certificate.  It is included solely as a convenience to Holders of VRDP Shares.

Capitalized terms used but not defined in this Amendment to Notice of Special Rate Period shall have the meanings given to such terms in the Certificate of Designation and the Notice of Special Rate Period.

[Signature Page Follows]

IN WITNESS WHEREOF, I have signed this Amendment to the Notice of Special Rate Period as of the date first written above.

BlackRock MuniHoldings Investment Quality Fund

By: /s/ Jonathan Diorio____________________

Name: Jonathan Diorio

Title: Vice President

[Signature Page – MFL Amendment to Notice of Special Rate Period]

Schedule 1

Recipients of this Notice of Special Rate Period

Bank of America, N.A.

One Bryant Park

1111 Avenue of the Americas, 9th Floor

New York, New York 10036

Attention:  Thomas Visone; Mary Ann Olson

Telephone:  (212) 449-7358

Telecopy:    (646) 736-7286

Email:  DG.Pfloats@bofa.com; thomas.visone@bofa.com; mary.ann.olson@bofa.com

BofA Securities, Inc.

One Bryant Park

1111 Avenue of the Americas

9th Floor

New York, New York 10036

Email: thomas.visone@bofa.com; dg.temm@baml.com

Attention: Thomas Visone

The Depository Trust Company

LensNotice@dtcc.com